Consolidated Statements of Operations and Other Comprehensive (Loss) / Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Operations and Other Comprehensive (Loss) / Income
Revenue			€ 47
Cost of sales			(11)
Gross profit			36
Research and development expenses	€ (183,760)	€ (175,618)	(144,558)
General and administrative expenses	(81,280)	(93,887)	(239,093)
Selling expenses	(10,759)	(12,929)	(17,189)
Other income	8,136	6,808	2,274
Other expenses	(3,028)	(3,268)	(2,036)
Operating loss	(270,691)	(278,894)	(400,566)
Finance income	15,335	30,322	11,288
Finance expenses	(131,059)	(1,995)	(20,201)
Financial result	(115,724)	28,327	(8,913)
Share of loss in a joint venture / associate	(2,370)	(2,823)	(848)
Loss before income tax	(388,785)	(253,390)	(410,327)
Income tax (expense) / benefit	(334)	326	(709)
Net loss for the year	(389,119)	(253,064)	(411,036)
Other comprehensive (loss) / income
Other comprehensive (loss) / income that may be reclassified to profit or loss	(60)	33	44
Exchange differences on translation of foreign business units	(60)	33	44
Items that will not be subsequently reclassified to profit or loss	22	28	162
Remeasurement of defined pension benefit obligation	22	28	162
Other comprehensive (loss) / income	(38)	61	206
Total consolidated comprehensive loss for the year	€ (389,157)	€ (253,003)	€ (410,830)
Loss per share basic (in Euro per share)	€ (0.71)	€ (0.80)	€ (1.91)
Loss per share diluted (in Euro per share)	€ (0.71)	€ (0.80)	€ (1.91)